Condensed financial information of the Company	12 Months Ended
Dec. 31, 2023
Condensed financial information of the Company
Condensed financial information of the Company

25.         Condensed financial information of the Company

The condensed financial statements of Xinyuan Real Estate Co., Ltd. have been prepared in accordance with U.S. GAAP. Under the PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling US$854,952,913 as of December 31, 2023 (2022: US$856,960,327).

Condensed Balance Sheets

	December 31
	2022	2023
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	2,794,414	344,215
Short-term investments	946,076	286,054
Other receivables	1,037,835	1,051,960
Due from subsidiaries	49,101,879	49,101,879
Total current assets	53,880,204	50,784,108
Investments in subsidiaries	1,008,221,487	985,740,913
TOTAL ASSETS	1,062,101,691	1,036,525,021
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	88,642,571	105,408,095
Current portion of long-term bank loan and other debt	721,386,784	392,972,209
Due to subsidiaries	320,978,971	338,802,242
Payroll and welfare payables	64,888	64,509
Total current liabilities	1,131,988,792	838,162,633
Other long-term debt	—	232,091,202
Total liabilities	1,131,988,792	1,070,253,835
Shareholders' equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding 113,671,841 shares as of December 31, 2023 (2022: 108,029,257 shares)	16,415	17,554
Treasury shares	(116,061,577)	(116,793,448)
Additional paid-in capital	544,954,556	546,549,246
Retained earnings	(498,796,495)	(463,502,166)
Total shareholders' equity	(69,887,101)	(33,728,814)

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,062,101,691	1,036,525,021

Condensed Statements of Comprehensive (Loss)/Income

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
General and administrative expenses	(4,965,230)	(4,993,180)	(1,962,954)

Operating loss	(4,965,230)	(4,993,180)	(1,962,954)
Interest expense	(121,289,406)	(107,459,673)	(116,296,860)
Interest income	545,599	1,139	1,102
Net gain on debt extinguishment	—	9,620,914	169,932,886
Gain/(loss) on short-term investments	(1,627,139)	(68,931,940)	(660,022)
Other expenses/(income)	(878,154)	1,395,668	6,760,754
Equity in profit/(loss) of subsidiaries, net	(289,093,048)	(92,986,489)	(17,492,881)
(Loss)/income from operations before income taxes	(417,307,378)	(263,353,561)	40,282,025
Income taxes	—	—	—
Net (loss)/income attributable to common shareholders	(417,307,378)	(263,353,561)	40,282,025
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	17,818,154	(56,538,757)	(4,987,693)
Comprehensive (loss)/income attributable to shareholders	(399,489,224)	(319,892,318)	35,294,332

Condensed Statements of Cash Flows

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
Cash flows from operating activities:
Net (loss)/income	(417,307,378)	(263,353,561)	40,282,023
Adjustment to reconcile net (loss) income to net cash used in operating activities:
Equity in (profit)/loss of subsidiaries, net	289,093,048	92,986,489	17,492,881
Stock based compensation expense	1,625,318	568,046	—
Loss on short-term investments	1,627,139	68,931,940	660,022
Proceeds from disposal of short-term investments	—	359,025	—
Amortization of deferred charges	—	5,472,222	7,739,849
Loss/(gain) on extinguishment of debt	—	(9,620,914)	(169,932,886)
Other receivables	168,246	634,819	(14,125)
Other current assets	—	—	—
Other payable and accrued liabilities	4,000,802	53,426,168	93,426,988
Payroll and welfare payables	1,363,218	(460,149)	(381)
Net cash used in operating activities	(119,429,607)	(51,055,915)	(10,345,629)
Cash flows from investing activities:
Investment in short-term investments	(72,502,807)	—	—
Net cash used in investing activities	(72,502,807)	—	—
Cash flows from financing activities:
Changes in due from subsidiaries	447,436,262	54,889,206	17,823,271
Proceeds from short-term bank loans	—	—	—
Repayment of current portion of long-term bank loan and other long-term debt	(128,520,000)	—	(10,791,800)
Proceeds from long-term bank loans	—	—	—
Proceeds from other long-term debts	270,000,000	—	—
Repayment of other long-term debts	(390,958,220)	(1,199,086)	—
Purchase of treasury shares	—	—	(731,871)
Dividends to shareholders	(4,055,664)	—	—
Payment of financing cost	(4,272,797)	—	—
Proceeds from issuance of common shares	—	—	1,595,830
Net cash provided by financing activities	189,629,581	53,690,120	7,895,430
Net (decrease)/increase in cash and cash equivalents	(2,302,833)	2,634,205	(2,450,199)
Cash and cash equivalents, at the beginning of the year	2,463,042	160,209	2,794,414

Cash and cash equivalents, at end of the period	160,209	2,794,414	344,215

(a)         Basis of presentation

In the company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. The company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the balance sheet as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in profit of subsidiaries, net” on the condensed statements of comprehensive income.

The subsidiaries did not pay any dividends to the Company for the periods presented.

(b)         Related party transactions

As of December 31, 2023, the Company had US$338,802,242 (2022: US$320,978,971) due to its wholly-owned subsidiaries. These amounts mainly reflect intercompany loans from the Company to Xinyuan Real Estate, Ltd. While intercompany loans have no fixed payments terms, the Company has a legal enforceable right to demand payment at any time, and Xinyuan Real Estate, Ltd. has the ability to repay the outstanding balances on demand.

In 2013, the Company also entered into a separate loan facility agreement with XIN Development Group International Inc. Pursuant to the agreement, the Company provided a loan facility to XIN Development for the period from July 1, 2013 to January 18, 2018 amounting to US$50,000,000 at 17.5% per annum. As of December 31, 2023, the Company had US$116,656,089 (2022: US$116,656,089), including accrued interest of US$67,554,210 (2022: US$67,554,210), due from XIN Development under this loan facility.

(c)         Commitments

Except for those disclosed in the Company’s condensed financial information, the Company does not have significant commitments or long-term obligations as of the period end presented.